UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)	May 31, 2008

DESCRIPTION	PAR	VALUE (a)

(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 150.4%
Authority Revenue — 1.7%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$1,000,000	$1,016,420
Education Revenue — 14.1%
Higher Education Facility, Augsburg College,
5.00%, 5/1/23	500,000	486,150
5.00%, 5/1/28	1,800,000	1,712,718
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	1,000,000	962,160
Higher Education Facilities Authority, St. Benedict College,
4.00%, 3/1/15	1,000,000	999,950
4.13%, 3/1/16	1,300,000	1,297,790
Higher Education Facility, University of St. Thomas, 5.00%, 4/1/23	800,000	809,256
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, 5.00%, 12/1/36	500,000	427,890
St Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.00%, 10/1/24	500,000	509,685
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Prerefunded 10/1/09 @ 100), 5.50%, 10/1/24 (b)	1,000,000	1,043,860
		8,249,459
General Obligations — 21.8%
Burnsville Independent School District Number 191, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,657,664
Delano Independent School District (FSA) (MSDCEP) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 (b)	1,000,000	1,077,070
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	1,000,000	994,550
Hennepin County Crossover Refunding, Series A, 5.00%, 12/1/14	2,500,000	2,764,300
Metropolitan Council Minneapolis-St. Paul Metropolitan Area, 5.00%, 3/1/20	2,000,000	2,145,980
Minnesota State, 5.00%, 8/1/13	500,000	546,460
Minnesota State Refunding, 5.00%, 8/1/13	1,000,000	1,023,160
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	1,500,000	1,473,825
Sauk Rapids Independent School District (MBIA) (MSDCEP) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (b)	1,000,000	1,073,880
		12,756,889
Healthcare Revenue — 49.4%
Agriculture and Economic Development, Health Care System, Fairview Hospital (MBIA), 5.75%, 11/15/26	35,000	35,749
Colorado Health Facilities Authority, Volunteers of America Care, 5.20%, 7/1/22	750,000	686,767
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	1,000,000	919,850
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	908,090
5.50%, 6/1/35	1,000,000	965,930
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 (b)	1,500,000	1,652,205
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	650,000	733,375
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	680,000	683,006
Illinois Finance Authority Revenue, Franciscan Communities, 5.50%, 5/15/37	675,000	581,182
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	464,135
Inver Grove Heights Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	787,296
Maple Grove Health Care Systems Revenue, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	1,021,380
Maple Grove Health Care Facilities Revenue, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,905,540
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	750,000	772,987
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @101, 5.63%, 5/15/32 (b)	2,000,000	2,202,860
Minnesota Agricultural and Economic Development Board (AGTY), 5.00%, 2/15/37	3,750,000	3,789,975
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	1,000,000	1,006,930
Moorhead Economic Development Authority, Housing Development Eventide Project, 5.15%, 6/1/29	700,000	619,122
Pine City Health Care and Housing Revenue, North Branch (GNMA), 4.80%, 10/20/26	1,000,000	970,230
Pine City Health Care and Housing Revenue, North Branch (GNMA), 5.00%, 10/20/47	325,000	314,984
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	945,510

2008 Quarterly Report   1   Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA) (continued)

DESCRIPTION	PAR	VALUE (a)
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 (b)	$1,250,000	$1,383,375
St. Paul Housing and Redevelopment Authority Health Care Revenue, Allina Health, Series A (MBIA), 5.00%, 11/15/19	1,500,000	1,574,445
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	550,638
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	1,000,000	890,040
St. Paul Housing and Redevelopment Authority, Rossy and Richard Shaller Family, Sholom East Project, 5.25%, 10/1/42	650,000	551,298
St. Paul Port Authority Lease, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	99,887
5.88%, 5/1/30	500,000	495,595
6.00%, 5/1/30	900,000	900,954
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	500,000	510,165
		28,923,500
Housing Revenue — 26.0%
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	392,236
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, 6.25%, 5/1/18	500,000	504,550
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	400,000	404,168
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	971,640
Minneapolis Housing Revenue, Keeler Apartments Project, 5.00%, 10/1/37	750,000	610,035
Minneapolis Multifamily Housing Revenue, Vantage Flats Project, (AMT) (GNMA), 5.20%, 10/20/48	1,000,000	939,370
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,724,649	1,604,631
Minnesota State Housing Finance Agency, Residential Housing, Series D (AMT), 4.70%, 7/1/27	2,750,000	2,540,835
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	720,128
New Hope Multifamily Revenue, Northridge B (FHA) (GNMA) (Prerefunded 7/1/16 @ 100), 6.05%, 1/1/17 (b)	370,000	398,164
Pine County Housing and Redevelopment Authority, 5.00%, 2/1/31	1,000,000	986,580
Prior Lake Senior Housing, Shepards Path Senior Housing, 5.70%, 8/1/36	500,000	469,880
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	2,970,520
St. Anthony Housing, Silver Lake Village, 5.63%, 2/1/31	1,000,000	917,330
State Housing and Redevelopment Authority, Goodhue County Apartments (Prerefunded 1/1/10 @ 100), 6.63%, 1/1/24 (b)	345,000	366,376
Worthington Housing Authority Revenue, Meadows Worthington Project, 5.25%, 11/1/28	500,000	441,690
		15,238,133
Leasing Revenue — 2.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100)
5.13%, 2/1/24 (b)	100,000	107,859
5.13%, 2/1/24 (b)	150,000	161,789
Puerto Rico Public Buildings Authority, Series M (COMGTY), 6.25%, 7/1/31	1,000,000	1,119,870
		1,389,518
Miscellaneous Revenue — 3.3%
Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	2,000,000	1,932,400
Recreation Authority Revenue — 3.8%
Moorhead Golf Course, 5.88%, 12/1/21	490,000	490,564
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	900,000	935,019
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	750,000	771,750
		2,197,333

2008 Quarterly Report   2   Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA) (continued)	May 31, 2008

DESCRIPTION	PAR/ SHARES	VALUE (a)
Tax Revenue — 6.0%
Minneapolis Development Revenue, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17	$580,000	$593,241
4.88%, 12/1/18	610,000	621,206
5.13%, 6/1/22	500,000	488,050
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	899,320
Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	450,000	419,139
5.75%, 2/1/27	500,000	471,580
		3,492,536
Transportation Revenue — 1.7%
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	999,040
Utility Revenue — 20.2%
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/20	750,000	802,417
5.00%, 1/1/21	1,000,000	1,061,750
Rochester Electric Utility Revenue, 5.00%, 12/1/30	1,000,000	1,015,920
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA),
4.37%, 1/1/19 (c)	10,000,000	6,329,100
4.74%, 1/1/23 (c)	2,000,000	1,010,600
4.80%, 1/1/24 (c)	3,300,000	1,577,037
		11,796,824
Total Municipal Long-Term Investments (cost: $88,092,173)		87,992,052

Short-Term Investments — 1.0%
Federated Minnesota Municipal Cash Trust (cost: $585,490)	585,490	585,490
Total Investments (d) — 151.4% (cost: $88,677,663)		$88,577,542
Preferred Shares at Liquidation Value — (53.2)%		(31,100,000)
Other Assets and Liabilities, Net — 1.8%		1,032,644
Total Net Assets — 100.0%		$58,510,186

2008 Quarterly Report   3   Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA) (concluded)

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2008, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations, which ensure the timely payment of principal and interest. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of May 31, 2008.

(d)
On May 31, 2008, the cost of investments for federal income tax purposes was $88,677,663. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,358,283
Gross unrealized depreciation	(2,458,404)
Net unrealized depreciation	$(100,121)

AGTY	-	Assured Guaranty
AMT	-	Alternative Minimum Tax. As of May 31, 2008, the aggregate market value of securities subject to the AMT is $11,728,533, which represents 20.0% of net assets applicable to common shares.
COMGTY	-	Commonwealth Guaranty
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Insurance Association
MSDCEP	-	Minnesota School District Credit Enhancement Program

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008